Note 5 - Vessels, Net (Details) (USD $)	1 Months Ended			12 Months Ended			12 Months Ended	1 Months Ended	144 Months Ended	12 Months Ended						1 Months Ended			2 Months Ended		12 Months Ended
	Jul. 31, 2013	Jun. 30, 2013	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2012 Payable to Manager [Member]	Dec. 31, 2013 Containerships [Member]	Jul. 31, 2013 Joanna [Member]	Dec. 31, 2011 Containerships [Member] Average Scrapping Age Of Containership [Member] Maximum [Member]	Dec. 31, 2013 Containerships [Member] Average Scrapping Age Of Containership [Member] Weighted Average [Member]	Dec. 31, 2012 Containerships [Member] Average Scrapping Age Of Containership [Member] Weighted Average [Member]	Dec. 31, 2013 Containerships [Member]	Dec. 31, 2013 Mid-Cycle Conditions Containerships [Member] Maximum [Member]	Dec. 31, 2013 Mid-Cycle Conditions Containerships [Member] Minimum [Member]	Jul. 31, 2013 Payable to Manager [Member]	Mar. 31, 2012 Jonathan P [Member]	Jun. 30, 2013 Anking and Irini [Member]	Jun. 30, 2013 Anking [Member]	Jul. 31, 2013 Irini [Member]	Jul. 31, 2013 Gregos [Member]	Dec. 31, 2012 Jonathan P [Member]
Note 5 - Vessels, Net (Details) [Line Items]
Number of Vessels							9	1									2				1
Proceeds From Sale Of Long Term Asset																$ 4,382,313
Sales Commission Percentage						1.00%									1.00%	4.00%				4.00%
Gain (Loss) on Disposition of Property Plant Equipment	1,256,659	(3,191,678)	(8,568,234)	(1,935,019)	(8,568,234)
Proceeds from Sale of Property, Plant, and Equipment				7,322,818	4,250,843													3,569,277	3,753,541
Payments to Acquire Property, Plant, and Equipment				5,978,062				5,978,062
Property, Plant and Equipment, Useful Life									30 years	22 years	24 years	25 years	30 years	25 years
Asset Impairment Charges				$ 78,207,462			$ 78,200,000
Earnings Per Share, Basic and Diluted							$ (1.72)